EQUITY ACCOUNTED INVESTMENTS - Change in Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interests In Other Entities [Abstract]
Balance at beginning of year	$ 541	$ 609
Adoption of new accounting standards	0	(7)
Acquisitions through business combinations	847	310
Additions	25	267
Dispositions	(162)	(599)
Share of net income	114	10	$ 69
Share of other comprehensive income	0	(1)
Distributions received	(62)	(29)
Foreign currency translation	(30)	(19)
Balance at end of period	$ 1,273	$ 541	$ 609